Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies
Schedule of company's electricity revenue

	Years Ended December 31,
	2022	2023	2024
Electricity revenue by segment:
CSI Solar	$2,256	$3,273	$5,697
Recurrent Energy	21,579	44,842	83,473
Total	$23,835	$48,115	$89,170

Schedule of disaggregation of revenue

	Years Ended December 31,
	2022	2023	2024
CSI Solar:
Revenue recognized at a point in time	$6,173,338	$6,767,156	$4,810,787
Revenue recognized over time	473,747	348,817	864,590

Recurrent Energy:
Revenue recognized at a point in time	763,698	399,826	156,746
Revenue recognized over time	57,827	97,827	161,286
Total	$7,468,610	$7,613,626	$5,993,409

Schedule of contract assets and contract liabilities

	December 31,	December 31,
	2023	2024
Contract Assets
Accounts receivable, unbilled	$101,435	$142,603

Contract Liabilities
Advances from customers	392,308	204,826
Other current liabilities	333,500	212,452
Other non-current liabilities	52,693	41,337
Total	$778,501	$458,615